Consolidated Statements of Changes in Equity - MXN ($) $ in Millions	Total	Equity attributable to equity holders of the parent	Common stock	Additional paid-in capital	Retained earnings	Other equity instruments	Valuation of the effective portion of derivative financial instruments	Exchange differences on translation of foreign operations and associates	Remeasurements of the net defined benefit liability	Non-controlling interest
Beginning Balance at Dec. 31, 2022	$ 131,876	$ 125,385	$ 2,060	$ 45,560	$ 88,664	$ (2,187)	$ (120)	$ (7,680)	$ (912)	$ 6,491
Consolidated net income	20,226	19,536			19,536					690
Other comprehensive (loss) income, net of income tax	(6,122)	(5,711)			(12)	(96)	(343)	(5,425)	165	(411)
Consolidated comprehensive income for the year, net of income tax	14,104	13,825			19,524	(96)	(343)	(5,425)	165	279
Dividends declared	(12,275)	(12,185)			(12,185)					(90)
Ending Balance at Dec. 31, 2023	133,705	127,025	2,060	45,560	96,003	(2,283)	(463)	(13,105)	(747)	6,680
Consolidated net income	24,549	23,729			23,729					820
Other comprehensive (loss) income, net of income tax	5,157	5,447			0	(222)	1,410	5,166	(907)	(290)
Consolidated comprehensive income for the year, net of income tax	29,706	29,176			23,729	(222)	1,410	5,166	(907)	530
Dividends declared	(12,870)	(12,773)			(12,773)					(97)
Ending Balance at Dec. 31, 2024	150,541	143,428	2,060	45,560	106,959	(2,505)	947	(7,939)	(1,654)	7,113
Consolidated net income	25,016	23,845			23,845					1,171
Other comprehensive (loss) income, net of income tax	(5,668)	(5,609)			0	(528)	(1,395)	(3,255)	(431)	(59)
Consolidated comprehensive income for the year, net of income tax	19,348	18,236			23,845	(528)	(1,395)	(3,255)	(431)	1,112
Dividends declared	(15,860)	(15,462)			(15,462)					(398)
Ending Balance at Dec. 31, 2025	$ 154,029	$ 146,202	$ 2,060	$ 45,560	$ 115,342	$ (3,033)	$ (448)	$ (11,194)	$ (2,085)	$ 7,827